Investments (Schedule of Amortized Cost and Estimated Fair Value of Investments) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) security	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cost or Amortized Cost	$ 252,836,485	$ 116,676,312	$ 19,226,841
Total fixed maturities	250,542,950	117,241,861	17,384,183
Mortgage loans on real estate, held for investment	61,464,515	13,810,041
Derivatives, Cost	5,698,117	490,831
Derivatives, Gross Unrealized Gains	2,395,084	87,684
Derivatives, Gross Unrealized Losses	429,195	3,221
Derivatives instruments (See Note 7)	7,664,006	575,294
Investment escrow		3,899,986
Other invested assets	14,808,870	2,468,947
Preferred stock		500,000
Notes receivable	5,516,302
Policy Loans	147,309	106,014
Total investments, Amortized Cost	340,471,598
Investments, Gross Unrealized Gains	6,390,412
Investments, Gross Unrealized Losses	6,718,058
Investments, Fair Value Disclosure	$ 340,143,952	138,496,129
Number of securities Exceeded | security	2
Fixed Maturities
Cost or Amortized Cost	$ 252,836,485	116,676,312	19,226,841
Gross Unrealized Gains	3,995,328	1,163,397	261
Gross Unrealized Losses	6,288,863	597,848	1,842,919
Total fixed maturities	250,542,950	117,241,861	17,384,183
Total investments, Amortized Cost		137,952,131
Investments, Gross Unrealized Gains		1,251,081
Investments, Gross Unrealized Losses		601,069
Investments, Fair Value Disclosure		138,602,143
U.S. government obligations | Fixed Maturities
Cost or Amortized Cost	2,007,031	2,091,710	2,112,816
Gross Unrealized Gains	104,703	7,073	247
Gross Unrealized Losses	6,712	17,559	117,112
Total fixed maturities	2,105,022	2,081,224	1,995,951
Mortgage Backed Securities | Fixed Maturities
Cost or Amortized Cost	371,273	819,678	1,068,976
Gross Unrealized Gains	7,042
Gross Unrealized Losses	179	21,070	64,925
Total fixed maturities	378,136	798,608	1,004,051
Asset-backed Securities | Fixed Maturities
Cost or Amortized Cost	205,589,130	95,006,241
Gross Unrealized Gains	2,235,333	646,335
Gross Unrealized Losses	5,382,412	404,752
Total fixed maturities	202,442,051	95,247,824
States and Political Subdivisions General Obligations [Member] | Fixed Maturities
Cost or Amortized Cost	237,339	240,494	265,473
Gross Unrealized Gains	11,409	8,788
Gross Unrealized Losses			2,289
Total fixed maturities	248,748	249,282	263,184
States and Political Subdivisions Special Revenue [Member] | Fixed Maturities
Cost or Amortized Cost	5,629,266	25,112	25,231
Gross Unrealized Gains	565,843	179
Gross Unrealized Losses	4,930		58
Total fixed maturities	6,190,179	25,291	25,173
Trust preferred | Fixed Maturities
Cost or Amortized Cost	2,218,142
Gross Unrealized Losses	55,183
Total fixed maturities	2,162,959
Corporate | Fixed Maturities
Cost or Amortized Cost	36,784,304	18,493,077	15,754,345
Gross Unrealized Gains	1,070,998	501,022	14
Gross Unrealized Losses	839,447	154,467	1,658,535
Total fixed maturities	$ 37,015,855	$ 18,839,632	$ 14,095,824